Shareholders' Equity - Additional Information (Details)				1 Months Ended	12 Months Ended
	Aug. 20, 2020 USD ($) shares	Aug. 11, 2020 USD ($) shares	Mar. 12, 2020 $ / shares shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 GBP (£) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 GBP (£) £ / shares shares	Aug. 20, 2020 £ / shares	Aug. 11, 2020 £ / shares	Jun. 30, 2020 £ / shares shares	Dec. 31, 2019 £ / shares shares	Dec. 31, 2018 £ / shares shares
Class Of Stock [Line Items]
Ordinary shares, authorized					800,000,000				800,000,000
Ordinary shares, par value | £ / shares									£ 0.00001					£ 0.00001
Common stock, voting rights					Each holder of ordinary shares is entitled to one vote per ordinary share	Each holder of ordinary shares is entitled to one vote per ordinary share
Dividends declared or paid | $					$ 0
Preferred shares, issued					0				0				106,081,025
Purchase price per share | $ / shares			$ 0.00001
Proceeds from issuance of preferred shares | $					$ 80,853,000		$ 114,589,000	$ 38,134,000
Issuance of shares, Shares			114,726
Net proceeds from initial public offering					$ 9,297	£ 7,211
Newly issued shares, nominal value per share | £ / shares									£ 1
Deferred share, nominal value | £ / shares									£ 0.00001
Common stock, conversion basis					different classes of shares were converted into a single class of ordinary shares	different classes of shares were converted into a single class of ordinary shares
Reverse split, description					1-for-0.159 reverse split	1-for-0.159 reverse split
Reverse split, ratio					6.289	6.289
Deferred shares voting rights					no	no
Deferred shares, issued					142,443,366				142,443,366
Deferred shares conversion rights					no available conversion rights	no available conversion rights
Freeline Therapeutics Limited
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares									£ 0.00001
Number of deferred shares					275,784	275,784
Series C Preferred Stock
Class Of Stock [Line Items]
Preferred shares, issued													12,307,692
Series C Preferred Stock | Series C Subscription Agreement | Certain Investors, Including Syncona and Novo Holdings A/S
Class Of Stock [Line Items]
Preferred shares, issued												6,239,003
Purchase price per share | £ / shares												£ 12.82
Proceeds from issuance of preferred shares | $				$ 79,000,000
Series C Preferred Stock | Series C Subscription Agreement | Syncona
Class Of Stock [Line Items]
Top up preferred shares issued												1,161,414
American Depository Shares
Class Of Stock [Line Items]
Net proceeds from initial public offering | $	$ 161,800,000
Underwriting discounts, commissions and offering expense | $	$ 12,500,000
American Depository Shares | IPO
Class Of Stock [Line Items]
Issuance of shares, Shares		8,823,529
Ordinary shares, price per share | £ / shares											£ 18.00
Net proceeds from initial public offering | $		$ 147,700,000
American Depository Shares | Overallotment Options to Underwriters
Class Of Stock [Line Items]
Issuance of shares, Shares	1,128,062
Ordinary shares, price per share | £ / shares										£ 18.00
Net proceeds from initial public offering | $	$ 18,900,000
Deferred Shares
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares									£ 0.00001				£ 0.00001	£ 0.00001
Number of deferred shares converted from ordinary shares					1,780,944	1,780,944
Deferred shares, issued					144,517,898				144,517,898				110,370	23,067
Deferred B Shares
Class Of Stock [Line Items]
Deferred shares, par value | £ / shares									£ 0.001				£ 0.001	£ 0.001
Deferred share, nominal value | £ / shares									£ 0.99999
Deferred shares, issued					123,638,835				123,638,835				0
Deferred shares subsequent reduction in par value per share | £ / shares									£ 0.001
Aggregate nominal residual value | $					$ 200,000
Share capital to re-register | £									£ 50,000
E Ordinary Shares
Class Of Stock [Line Items]
Number of ordinary shares converted					1,249,462	1,249,462
F Ordinary Shares
Class Of Stock [Line Items]
Number of ordinary shares converted					531,482	531,482